REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

	Year Ended December 31,
	2023	2022	2021
	(in thousands)
Services transferred at a point in time	$734,924	$661,646	$420,460
Services transferred over time	37,890	23,768	25,406
Total revenue from fees, net	$772,814	$685,414	$445,866